Tax - Schedule of deferred tax assets not recognised (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 2,367	£ 2,363
Non-trade deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	0	1
Trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 4	£ 7